RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS	12 Months Ended
Feb. 28, 2014
RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS [Abstract]
RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS

24. RESTRUCTURING COSTS RELATED TO SPECIFIC ITEMS

During the year ended February 28, 2014, the Company had no restructuring activities. During the year ended February 28, 2013, the Company implemented several structural adjustments to reflect the Company's global integration plan for the planned acquisition of the microwave transport business of NSN (now Nokia). One of these changes aimed at reducing its operating expenses in order to better align it with its revenues. Restructuring charges of $2,085 related to severance costs were recognized during the year ended February 28, 2013.

As at February 28, 2013 the Company had a liability of $488 related to restructuring activities. As at February 28, 2014 the Company has no remaining liability.